As filed with the Securities and Exchange Commission on September 29, 2016

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 609	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 611	☒

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b)

☒    on October 3, 2016 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 609 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 611 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 3, 2016, the effectiveness of the registration statement for BlackRock Money Market Portfolio and BlackRock U.S. Treasury Money Market Portfolio (the “Funds”), filed in Post-Effective Amendment No. 586 on June 24, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 609 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 586 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 609 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of September, 2016.

BLACKROCK FUNDSSM, on behalf of its series,

BlackRock Money Market Portfolio and

BlackRock U.S. Treasury Money Market Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 609 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	September 29, 2016
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 29, 2016
Neal J. Andrews

David O. Beim*	Trustee
David O. Beim

Susan J. Carter*	Trustee
Susan J. Carter

Collette Chilton*	Trustee
Collette Chilton

Neil A. Cotty*	Trustee
Neil A. Cotty

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

Joseph P. Platt*	Trustee
Joseph P. Platt

Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Mark Stalnecker*	Trustee
Mark Stalnecker

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Claire A. Walton*	Trustee
Claire A. Walton

	Frederick W. Winter*	Trustee
Frederick W. Winter

	Barbara G. Novick*	Trustee
Barbara G. Novick

*By:	/s/ Benjamin Archibald		September 29, 2016
Benjamin Archibald (Attorney-In-Fact)

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